3. SIGNIFICANT ACCOUNTING POLICIES: l) New accounting standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2017
Policies
l) New accounting standards and interpretations

l)New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the December 31, 2017 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•IFRS 9 (Amended 2010) Financial Instruments (effective January 1, 2018)

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.